Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues:
Revenues			¥ 4,981,705	¥ 4,974,757
Revenues	¥ 3,587,695	$ 515,340
Utility Products and Related Services [Member]
Revenues:
Revenues			3,119,483	3,439,563
Revenues	1,573,030	225,952
Mobile Entertainment [Member]
Revenues:
Revenues			1,778,867	1,496,443
Revenues	1,871,543	268,830
Mobile Entertainment [Member] | Mobile Game Business [Member]
Revenues:
Revenues			925,003	624,013
Revenues	1,172,944	168,483
Mobile Entertainment [Member] | Content Driven Products [Member]
Revenues:
Revenues			853,864	872,430
Revenues	698,599	100,347
Al And Other Segments [Member]
Revenues:
Revenues			¥ 83,355	¥ 38,751
Revenues	¥ 143,122	$ 20,558